Consolidated Statements Of Changes In Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (accumulated deficit)	Treasury Stock
Beginning Balance at Dec. 31, 2022	$ 732,601	$ 1,322	$ 303,564	$ 2,595	$ 425,120	$ 0
Beginning Balance, shares at Dec. 31, 2022		132,216
Net income	52,873				52,873
Other comprehensive income (loss)	(1,442)			(1,442)
Stock-based compensation expenses	17,547		17,547
Issuance of ordinary shares upon exercise of restricted stock units, shares		1,460
Issuance of ordinary shares upon exercise of restricted stock units	(46)	$ 15	(61)
Dividends declared	(66,837)				(66,837)
Ending Balance at Dec. 31, 2023	734,696	$ 1,337	321,050	1,153	411,156	0
Ending Balance, shares at Dec. 31, 2023		133,676
Net income	89,249				89,249
Other comprehensive income (loss)	(815)			(815)
Stock-based compensation expenses	16,956		16,956
Issuance of ordinary shares upon exercise of restricted stock units, shares		1,088
Issuance of ordinary shares upon exercise of restricted stock units	(20)	$ 11	(31)
Dividends declared	(67,782)				(67,782)
Ending Balance at Dec. 31, 2024	$ 772,284	$ 1,348	337,975	338	432,623	0
Ending Balance, shares at Dec. 31, 2024	134,764	134,764
Net income	$ 122,635				122,635
Other comprehensive income (loss)	1,001			1,001
Stock-based compensation expenses	26,283		26,283
Issuance of ordinary shares upon exercise of restricted stock units, shares		1,186
Issuance of ordinary shares upon exercise of restricted stock units	(21)	$ 11	(32)
Share repurchase	(24,312)					(24,312)
Treasury stock retired (Shares)		(1,705)
Treasury stock retired		$ (17)	(4,299)		(19,996)	24,312
Dividends declared	(67,133)				(67,133)
Ending Balance at Dec. 31, 2025	$ 830,737	$ 1,342	$ 359,927	$ 1,339	$ 468,129	$ 0
Ending Balance, shares at Dec. 31, 2025	134,245	134,245